Convertible Notes Payable - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended		25 Months Ended	31 Months Ended	83 Months Ended	91 Months Ended	94 Months Ended
	Jul. 05, 2011	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Feb. 28, 2011	Dec. 31, 2008	Jan. 31, 2013	Sep. 30, 2013	Dec. 31, 2013	Apr. 20, 2013	Mar. 31, 2013	Oct. 31, 2012
Short-term Debt [Line Items]
Proceeds from convertible debt	$ 250,000	$ 1,000,000	$ 125,000	$ 250,000	$ 235,000	$ 275,200	$ 105,000	$ 1,735,000	$ 1,880,000	$ 2,880,000
Debt instrument, interest rate, stated percentage	6.00%
Convertible preferred stock, value, upon closing of preferred equity financing	750,000	1,000,000		1,000,000				1,000,000	1,000,000	1,000,000
Percentage of principle balance of notes on conversion price of notes				20.00%
Convertible notes, total aggregate principal balance											1,880,000
Matured Convertible Notes					1,245,000							50,000	50,000
Current maturities of convertible notes payable, related parties				$ 0	$ 105,000			$ 105,000	$ 0			$ 1,345,000	$ 1,295,000
Minimum [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage		6.00%						6.00%		6.00%
Percentage of principle balance of notes on conversion price of notes		10.00%		6.00%				10.00%	10.00%
Maximum [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage		10.00%						10.00%		10.00%
Percentage of principle balance of notes on conversion price of notes		50.00%		10.00%				50.00%	50.00%